LifeX 2055 Longevity Income ETF Average Annual Total Returns		12 Months Ended	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Treasury Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.32%	3.81%
LifeX 2055 Longevity Income ETF
Prospectus [Line Items]
Average Annual Return, Percent		5.69%	1.31%
Performance Inception Date	Jan. 08, 2024
LifeX 2055 Longevity Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.19%	(0.47%)
LifeX 2055 Longevity Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.35%	0.25%